SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases
Finance Lease 2026	¥ 8,473
Operating Lease 2026	557,856
Finance Lease 2027	7,996
Operating Lease 2027	552,245
Finance Lease 2028	6,513
Operating Lease 2028	547,100
Finance Lease 2029	4,431
Operating Lease 2029	535,159
Finance Lease 2030	907
Operating Lease 2030	419,559
Finance Lease Thereafter
Operating Lease Thereafter	2,546,563
Finance Lease Total lease payments	28,320
Operating Lease Total lease payments	5,158,482
Finance Lease Imputed interest	(858)
Operating Lease Imputed interest	(604,420)
Finance Lease Total lease liabilities	27,462
Operating Lease Total lease liabilities	4,554,062
Finance Lease Less: current portion	(8,400)	¥ (6,083)
Operating Lease Less: current portion	(463,129)	(558,529)
Finance Lease Non-current lease liabilities	19,062	11,684
Operating Lease Non-current lease liabilities	¥ 4,090,933	¥ 4,307,338